Supplemental Condensed Consolidating Financial Information - Condensed Consolidating Statement of Cash Flow (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Cash flows from operating activities
Cash generated from (used by) operations	$ 368	$ 417	$ 1,151
Net movement in intergroup receivables and payables	0	0	0
Dividends received from joint ventures	49	0	6
Taxation refund	0	11	14
Taxation paid	(96)	(107)	(174)
Net cash inflow (outflow) from operating activities	321	321	997
Cash flows from investing activities
Capital expenditure	(293)	(390)	(829)
Expenditure on intangible assets	0	(1)	(1)
Proceeds from disposal of tangible assets	310	2	7
Other investments acquired	(54)	(54)	(91)
Proceeds from disposal of other investments	76	46	78
Investments in associates and joint ventures	(5)	(20)	(27)
Net loans repaid by (advanced to) associates and joint ventures	(3)	(3)	(6)
Cash payment to settle the sale of environmental trust fund	(32)	0	0
Reduction in investment in subsidiary	0	0	0
Disposal (acquisition) of subsidiaries	0		0
Decrease (increase) in cash restricted for use	9	0	(8)
Interest received	7	8	15
Net cash inflow (outflow) from investing activities	15	(412)	(862)
Cash flows from financing activities
Reduction in share capital	0	0	0
Proceeds from borrowings	283	331	815
Repayment of borrowings	(500)	(167)	(767)
Finance costs paid	(66)	(67)	(138)
Dividends paid	(39)	(58)	(58)
Intergroup dividends received (paid)	0	0	0
Net cash inflow (outflow) from financing activities	(322)	39	(148)
Net increase (decrease) in cash and cash equivalents	14	(52)	(13)
Translation	(4)	1	3
Cash and cash equivalents at beginning of period	205	215	215
Cash and cash equivalents at end of period	215	164	205
Consolidation adjustments
Cash flows from operating activities
Cash generated from (used by) operations	9	3	3
Net movement in intergroup receivables and payables	2	(14)	(31)
Dividends received from joint ventures	0	0	0
Taxation refund	0	0	0
Taxation paid	0	0	0
Net cash inflow (outflow) from operating activities	11	(11)	(28)
Cash flows from investing activities
Capital expenditure	0	0	0
Expenditure on intangible assets	0	0	0
Proceeds from disposal of tangible assets	6	0	0
Other investments acquired	0	0	0
Proceeds from disposal of other investments	0	0	3
Investments in associates and joint ventures	0	2	2
Net loans repaid by (advanced to) associates and joint ventures	0	(2)	(2)
Cash payment to settle the sale of environmental trust fund	0
Reduction in investment in subsidiary	0	(42)	(42)
Disposal (acquisition) of subsidiaries	0		0
Decrease (increase) in cash restricted for use	(1)		0
Interest received	0	0	0
Net cash inflow (outflow) from investing activities	5	(42)	(39)
Cash flows from financing activities
Reduction in share capital	0	43	43
Proceeds from borrowings	0	0	0
Repayment of borrowings	0	0	0
Finance costs paid	0	0	0
Dividends paid	0	0	0
Intergroup dividends received (paid)	1	0	0
Net cash inflow (outflow) from financing activities	1	43	43
Net increase (decrease) in cash and cash equivalents	17	(10)	(24)
Translation	(17)	10	24
Cash and cash equivalents at beginning of period	0	0	0
Cash and cash equivalents at end of period	0	0	0
AngloGold Ashanti (the “Guarantor”) | Reportable Legal Entities
Cash flows from operating activities
Cash generated from (used by) operations	(126)	(15)	(5)
Net movement in intergroup receivables and payables	75	16	10
Dividends received from joint ventures	0	0	0
Taxation refund	0	0	3
Taxation paid	0	0	0
Net cash inflow (outflow) from operating activities	(51)	1	8
Cash flows from investing activities
Capital expenditure	(35)	(80)	(143)
Expenditure on intangible assets	0	0	(1)
Proceeds from disposal of tangible assets	303	2	3
Other investments acquired	0	0	0
Proceeds from disposal of other investments	0	0	0
Investments in associates and joint ventures	0	0	0
Net loans repaid by (advanced to) associates and joint ventures	0	0	0
Cash payment to settle the sale of environmental trust fund	(32)
Reduction in investment in subsidiary	0	42	42
Disposal (acquisition) of subsidiaries	0		0
Decrease (increase) in cash restricted for use	0		0
Interest received	0	1	1
Net cash inflow (outflow) from investing activities	236	(35)	(98)
Cash flows from financing activities
Reduction in share capital	0	0	0
Proceeds from borrowings	191	138	539
Repayment of borrowings	(377)	(85)	(428)
Finance costs paid	(7)	(7)	(15)
Dividends paid	(24)	(39)	(39)
Intergroup dividends received (paid)	25	0	0
Net cash inflow (outflow) from financing activities	(192)	7	57
Net increase (decrease) in cash and cash equivalents	(7)	(27)	(33)
Translation	(1)	0	0
Cash and cash equivalents at beginning of period	11	44	44
Cash and cash equivalents at end of period	3	17	11
IOMco (the “Issuer”) | Reportable Legal Entities
Cash flows from operating activities
Cash generated from (used by) operations	(6)	(5)	(15)
Net movement in intergroup receivables and payables	(64)	(112)	(102)
Dividends received from joint ventures	49	0	6
Taxation refund	0	0	0
Taxation paid	0	0	0
Net cash inflow (outflow) from operating activities	(21)	(117)	(111)
Cash flows from investing activities
Capital expenditure	0	0	0
Expenditure on intangible assets	0	0	0
Proceeds from disposal of tangible assets	0	0	0
Other investments acquired	0	(5)	(5)
Proceeds from disposal of other investments	0	0	0
Investments in associates and joint ventures	0	(15)	(15)
Net loans repaid by (advanced to) associates and joint ventures	(3)	(3)	(6)
Cash payment to settle the sale of environmental trust fund	0
Reduction in investment in subsidiary	0	0	0
Disposal (acquisition) of subsidiaries	(6)		(2)
Decrease (increase) in cash restricted for use	1		0
Interest received	1	1	3
Net cash inflow (outflow) from investing activities	(7)	(22)	(25)
Cash flows from financing activities
Reduction in share capital	0	(43)	(43)
Proceeds from borrowings	45	110	155
Repayment of borrowings	(80)	(40)	(170)
Finance costs paid	(51)	(51)	(103)
Dividends paid	0	0	0
Intergroup dividends received (paid)	189	154	286
Net cash inflow (outflow) from financing activities	103	130	125
Net increase (decrease) in cash and cash equivalents	75	(9)	(11)
Translation	0	0	0
Cash and cash equivalents at beginning of period	21	32	32
Cash and cash equivalents at end of period	96	23	21
Other subsidiaries (the “Non-Guarantor Subsidiaries”) | Reportable Legal Entities
Cash flows from operating activities
Cash generated from (used by) operations	491	434	1,168
Net movement in intergroup receivables and payables	(13)	110	123
Dividends received from joint ventures	0	0	0
Taxation refund	0	11	11
Taxation paid	(96)	(107)	(174)
Net cash inflow (outflow) from operating activities	382	448	1,128
Cash flows from investing activities
Capital expenditure	(258)	(310)	(686)
Expenditure on intangible assets	0	(1)	0
Proceeds from disposal of tangible assets	1	0	4
Other investments acquired	(54)	(49)	(86)
Proceeds from disposal of other investments	76	46	75
Investments in associates and joint ventures	(5)	(7)	(14)
Net loans repaid by (advanced to) associates and joint ventures	0	2	2
Cash payment to settle the sale of environmental trust fund	0
Reduction in investment in subsidiary	0	0	0
Disposal (acquisition) of subsidiaries	6		2
Decrease (increase) in cash restricted for use	9		(8)
Interest received	6	6	11
Net cash inflow (outflow) from investing activities	(219)	(313)	(700)
Cash flows from financing activities
Reduction in share capital	0	0	0
Proceeds from borrowings	47	83	121
Repayment of borrowings	(43)	(42)	(169)
Finance costs paid	(8)	(9)	(20)
Dividends paid	(15)	(19)	(19)
Intergroup dividends received (paid)	(215)	(154)	(286)
Net cash inflow (outflow) from financing activities	(234)	(141)	(373)
Net increase (decrease) in cash and cash equivalents	(71)	(6)	55
Translation	14	(9)	(21)
Cash and cash equivalents at beginning of period	173	139	139
Cash and cash equivalents at end of period	$ 116	$ 124	$ 173